Income Tax Expenses (Details) - Schedule of Profit Before Income Tax Differs from Using Standard Rate of Income Tax	6 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)
Schedule of Profit Before Income Tax Differs from Using Standard Rate of Income Tax [Abstract]
Profit before income tax	RM 26,240,099	$ 5,562,643	RM 20,680,347	$ 4,430,332
Tax calculated at tax rate of 24%	6,297,624	1,335,034	4,963,283
- Non-taxable income	(5,794,261)	(1,228,326)	(4,163,283)
- Unutilised tax losses forfeited
- Expenses not deductible for tax purposes	323,039	68,481
Total Effects of income	826,402	175,189	800,000
Overprovision in prior year			(173,857)
Income tax expense	RM 826,402	$ 175,189	RM 626,143	$ 134,138